Redeemable Convertible Preferred Stock - Additional Information (Detail) - Barkbox Inc [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Series Seed [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share	$ 0.9352
Temporary equity liquidation preference	$ 1.9	$ 1.9
Temporary equity conversion price per share	$ 0.9352
Series A [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share	$ 2.36922
Temporary equity liquidation preference	$ 5.0	5.0
Noncumulative Dividend Rate,Percentage	8.00%
Temporary equity conversion price per share	$ 2.36922
Series B [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share	$ 10.43117
Temporary equity liquidation preference	$ 10.3	10.3
Noncumulative Dividend Rate,Percentage	8.00%
Temporary equity conversion price per share	$ 10.43117
Series C [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share	$ 17.4203167
Temporary equity liquidation preference	$ 37.3	37.3
Noncumulative Dividend Rate,Percentage	8.00%
Temporary equity conversion price per share	$ 17.4203167
Series C-1 [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share	$ 18.291332
Temporary equity liquidation preference	$ 8.3	$ 8.3
Noncumulative Dividend Rate,Percentage	8.00%
Temporary equity conversion price per share	$ 18.29133
IPO [Member]
Temporary Equity [Line Items]
Temporary equity conversion price per share	$ 52.1559
Proceeds from temporary equity convertible to common stock	$ 20.0